SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Credit Loss [Abstract]
Balance at beginning	$ 245,344	$ 35,599
Additions		209,745
Balance at end	$ 245,344	$ 245,344